A Better Long-term Investment for Better Long-term Investors

The Matthew 25 Fund (symbol MXXVX) is a no-load growth and value mutual fund.

Prospectus

Annual Reports

Fund Manager

About the Matthew 25 Fund

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser places great emphasis on valuing a business, which then leads to calculating a value for the company's securities. This information is then utilized when buying or selling stocks, in order to increase the potential returns or to reduce the risk of price declines of the Fund's investments.

Learn More About Fund Strategy

COVID-19 Letter to Shareholders April 2020


INVESTMENT
Investment - by regions
Return on Investment

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest.

The Matthew 25 Fund is offered only to citizens and residents of the US, and the information on this Web site is intended only for such persons. Nothing on this Web site should be considered a solicitation to buy or an offer to sell shares of the Matthew 25 Fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

Prospectus

You can obtain the Prospectus, Share Purchase Application, and the Annual Report on-line, or by mail. To request by mail click here.

On-line Prospectus

Share Purchase Application

On-line IRA Application

Statement of Additional Information

XBRL Interactive Data from the Prospectus

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest.

The Matthew 25 Fund is offered only to citizens and residents of the US, and the information on this Web site is intended only for such persons. Nothing on this Web site should be considered a solicitation to buy or an offer to sell shares of the Matthew 25 Fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

Strategy

Mission

Matthew 25 Fund is an open-ended, non-diversified, investment company that seeks long-term capital appreciation through investments in common stocks, securities convertible into common stocks, preferred stocks and/or bonds. Income, through dividends or interest, will be a secondary objective.

Strategy

The Fund blends Growth and Value Investing in its securities selection process. The Fund's Adviser places great emphasis on valuing a business, which then leads to calculating a value for the company's securities. This information is then utilized when buying or selling stocks, in order to increase the potential returns or to reduce the risk of price declines of the Fund's investments.

The four categories that the investment Adviser evaluates, in order to value a company and its securities, are as follows:

- Business

- Management
- Financial
- Price

The Adviser believes that the Fund will make the most money by investing with the exceptional; accordingly, the Adviser's search is for securities possessing the best combinations of a desirable business, with outstanding management and clean financials (low debt and sufficient working capital), and a market price that the Adviser deems to be at or below its fair value.

The Fund is willing to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to search a large universe of public companies so that it may find stocks with the exceptional traits that the Fund so desires. Whenever the Adviser finds such an investment, the Adviser may purchase this stock or its convertible securities with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single stock does distinguish it from most other funds.

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest or send money.

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Fund Manager

The Matthew 25 Management Corp. is the Investment Adviser to the Fund and has continued this service since July 8, 1996. Mr. Mark Mulholland is the sole owner, director and officer of the Investment Adviser as well as serving as the president of the Fund. As president of the Investment Adviser he has direct responsibility for day-to-day management of the Fund's investment portfolio.


Mark Mulholland

Mr. Mulholland has a BA in Economics from Lafayette College. He has worked as a stockbroker continuously since February 14, 1983. Presently, he is a stockbroker and Senior Vice President with Boenning & Scattergood.

Before starting the **Matthew 25 Fund** in 1995, Mark Mulholland ran an investment partnership (XXV Matthew Limited Partnership) for 4 years.

Mr. Mulholland and the **Matthew 25 Fund** have been featured in various publications such as The Wall Street Journal, Barron's, Bloomberg and The New York Times.

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest or send money.

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest.

Annual Reports

Matthew 25 Fund

SEMI-ANNUAL REPORT

JUNE 30, 2020
(UNAUDITED)

Matthew 25 Fund
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request from your financial intermediary (such as a broker-dealer or bank) or the Fund to receive (free of charge) paper copies of the reports. Instead, the reports will be made available on the Fund's website www.matthew25fund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by following the instructions included with paper Fund documents that will be mailed to you.

This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

Download Annual Reports

Semi-Annual Report 2020

Annual Report 2019

Semi-Annual Report 2019

Annual Report 2018

Semi-Annual Report 2018

Annual Report 2017

Semi-Annual Report 2017

Annual Report 2016

Semi-Annual Report 2016

Annual Report 2015

Semi-Annual Report 2015

Annual Report 2014

Semi-Annual Report 2014

Annual Report 2013

Semi-Annual Report 2013

Annual Report 2012

Semi-Annual Report 2012

Annual Report 2011

Semi-Annual Report 2011

Annual Report 2010

Semi-Annual Report 2010

Annual Report 2009

Semi-Annual Report 2009

Annual Report 2008

Semi-Annual Report 2008

Annual Report 2007

Semi-Annual Report 2007

Annual Report 2006

Semi-Annual Report 2006

Annual Report 2005

Semi-Annual Report 2005

Annual Report 2004

Semi-Annual Report 2004

Annual Report 2003

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

FAQ

What makes the Matthew 25 Fund different from other funds?

1. We offer the returns of a big mutual fund, but with the personal customer service of a small business. We communicate regularly with our shareholders, and we are easily accessible.

2. Mark Mulholland, the Fund's Portfolio Manager, is one of the largest shareholders of the Fund.

3. The Fund's investment style is focused, and has the ability to concentrate its holdings in fewer securities when compared to most mutual funds. The Matthew 25 Fund typically holds between 12 and 30 securities and can own up to 25% of its assets in one security.

4. The Fund is not restricted by the size of the public companies it may own. It has invested in companies with a market capitalization of $50 million, and companies with a market capitalization of over $100 billion. In addition, the Fund has purchased foreign securities and may do so in the future.

What securities does the Fund currently own?

Securities owned by the fund are subject to change. Review the recent annual reports to see holdings from December 31st and June 30th.

Are there sales charges or fees associated with buying or redeeming shares of the Matthew 25 Fund?

The Matthew 25 Fund has no sales charges, 12b-1 fees or loads. However, a short-term redemption fee of 2% will be imposed on redemptions of shares that are held for one year or less. The short-term redemption fee is not a load or sales charge because the fee goes directly back into the Fund for the benefit of the remaining shareholders. The Matthew 25 Fund is not intended for short-term or momentum investors.

How long has the Matthew 25 Fund been around?

Since October 16, 1995.

What is the minimum initial investment amount and minimum subsequent purchase amount?

$10,000 for an initial investment and $100 for subsequent purchases.

What is the expense ratio for the Matthew 25 Fund?

For the year ending 12/31/2019 the expense ratio was 1.08%.

Can my investment in the Matthew 25 Fund be an IRA?

Yes. Your shares can be invested as a regular IRA, a Simple IRA, a Roth IRA, an Education IRA, or a SEP IRA. The Matthew 25 Fund also accepts rollovers from pension and profit sharing plan distributions. Please contact us for specific information at 888-M25-FUND.

Where does the name Matthew 25 come from?

The Matthew 25 Fund is named after the gospel Matthew 25 from The Bible. The Matthew 25 Fund does not consider itself a religious or socially conscious fund. Mark

Mulholland started the Fund in 1995 and believed then and believes now that the information contained in the gospel has significance for day-to-day living. Matthew 25 contains three parables, and Mr. Mulholland believes that these parables tell us to be prepared, do your duty, and remember that it does matter how you treat people.

Click here to read the gospel Matthew 25.

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read it carefully before you invest or send money.

Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Contact

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Ready to take the next step?

The Fund is open to new investors. The minimum initial purchase is $10,000.

Prospectus & Application

Phone : 888-M25-FUND
Email: info@matthew25fund.com

715 Twining Road, Suite #212
Dresher, PA 19025

Please see the prospectus for complete information, including investment objectives, risks, charges and expenses. Read before you invest.